Convertible Notes (Details) - USD ($)						6 Months Ended		12 Months Ended
		Sep. 01, 2022	Aug. 09, 2021	Aug. 07, 2021	Apr. 09, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Convertible Notes (Details) [Line Items]
Aggregate principal amount		$ 8,640,000		$ 7,000,000		$ 2,427,582		$ 1,250,310
Stock split price (in Dollars per share)		$ 0.4		$ 0.4				$ 0.4
Purchase ordinary shares (in Shares)				571,429
Share split (in Shares)				2,381		111,875		58,257
Gross proceeds		$ 8,000,000		$ 6,790,000
Principal amount			$ 2,000,000		$ 4,000,000
Convertible note, description						(iii) the number of ordinary shares to be issued pursuant to the Warrant shall be increased from 571,429 (split-adjusted 2,381) to 653,061 (split-adjusted 2,721); and (iv) promptly after the Securities and Exchange Commission (the “SEC”) declares effective a registration statement to be filed by the Company pursuant to a registration rights agreement (the “Registration Rights Agreement”), YA agrees to purchase the third Note (the “Third Note”) in the principal amount of $2,000,000, which shall have identical terms as those of the Second Note.
Interest rate		6.00%				5.00%
Original issue discount		$ 640,000
Uptowns fees		$ 20,000
Outstanding balance elected for pre payment percentage		120.00%
Issued an aggregate of restricted ordinary shares (in Shares)						26,849,931
Ordinary shares, par value (in Dollars per share)	[1]					$ 0.4		$ 0.4
Conversion note amount						$ 3,128,452
Aggregate restricted share (in Shares)								13,981,758
Fair value of convertible loan						530,501	$ 11,658
Interest expense recognized for these convertible loans						$ 157,607	$ 35,731
Convertible note [Member]
Convertible Notes (Details) [Line Items]
Aggregate principal amount								$ 2,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.00166667		$ 0.00166667
Stock split price (in Dollars per share)								$ 0.4
Share split (in Shares)								24,708
Issued an aggregate of restricted ordinary shares (in Shares)								5,929,838
Ordinary shares, par value (in Dollars per share)								$ 0.00166667
Conversion note amount								$ 2,261,270
Conversion of convertible note [Member]
Convertible Notes (Details) [Line Items]
Stock split price (in Dollars per share)						$ 0.4
Ordinary shares, par value (in Dollars per share)						$ 0.00166667		$ 0.00166667
Conversion note amount								$ 1,534,654
First Note [Member]
Convertible Notes (Details) [Line Items]
Principal amount					8,000,000
Second closing [Member]
Convertible Notes (Details) [Line Items]
Principal amount					3,000,000
Second closing [Member] | Minimum [Member]
Convertible Notes (Details) [Line Items]
Principal amount					$ 2,000,000

[1]	Retroactively restated for one-for-eight reverse split with effective date of September 22, 2023.